Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (79.8%)
$14,000	Federal Farm Credit Banks, LIBOR 1M + 0.130%(1)	(AA+, Aaa)	11/05/21	1.507	$13,998,481
13,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	0.450	13,023,907
2,400	Federal Farm Credit Banks, LIBOR 1M + 0.100%(1)	(AA+, Aaa)	12/23/21	1.024	2,403,115
13,200	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	0.450	13,231,674
19,100	Federal Farm Credit Banks, SOFR + 0.200%(1)	(AA+, Aaa)	04/22/22	0.210	19,044,395
5,500	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	0.355	5,487,030
12,600	Federal Farm Credit Banks, FCPR DLY - 2.810%(1)	(AA+, Aaa)	05/20/22	0.440	12,630,054
1,740	Federal Farm Credit Banks	(AA+, Aaa)	06/30/22	1.000	1,741,244
11,900	Federal Farm Credit Banks, SOFR + 0.310%(1)	(AA+, Aaa)	11/07/22	0.320	11,915,634
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420%(1)	(AA+, Aaa)	11/07/22	0.505	5,291,969
12,700	Federal Farm Credit Banks	(AA+, Aaa)	11/25/25	2.050	12,782,030
1,600	Federal Farm Credit Banks	(AA+, Aaa)	10/15/26	2.230	1,609,842
2,500	Federal Farm Credit Banks	(AA+, Aaa)	09/25/29	2.620	2,512,581
15,000	Federal Home Loan Bank Discount Notes(2)	(AA+, Aaa)	06/05/20	0.450	14,998,375
14,085	Federal Home Loan Banks, LIBOR 1M - 0.010%(1)	(AA+, Aaa)	04/05/21	1.367	14,082,623
10,400	Federal Home Loan Banks, LIBOR 1M - 0.010%(1)	(AA+, Aaa)	05/03/21	1.505	10,392,016
7,500	Federal Home Loan Banks	(AA+, Aaa)	08/21/24	2.000	7,531,951
3,005	Federal Home Loan Banks	(AA+, Aaa)	02/11/27	2.160	3,008,486
10,000	Federal Home Loan Mortgage Corp., SOFR + 0.320%(1)	(AA+, Aaa)	09/23/21	0.330	9,998,504
8,900	Federal Home Loan Mortgage Corp., SOFR + 0.140%(1)	(AA+, Aaa)	12/10/21	0.150	8,866,360
12,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	03/30/22	1.150	12,700,917
1,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/22	1.200	1,000,154
41,000	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	0.140	40,747,882
5,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/13/23	1.800	5,005,708
24,900	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	12/03/21	0.110	24,790,529
14,000	Federal National Mortgage Association, SOFR + 0.110%(1)	(AA+, Aaa)	03/04/22	0.120	13,926,905
7,900	Federal National Mortgage Association	(AA+, Aaa)	10/28/22	1.950	7,902,097
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $290,927,463)					290,624,463

UNITED STATES TREASURY OBLIGATIONS (14.5%)
10,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.139%(1),(3)	(AA+, Aaa)	04/30/21	0.224	10,010,826
5,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220%(1),(4)	(AA+, Aaa)	07/31/21	0.305	5,009,775
22,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.300%(1),(3)	(AA+, Aaa)	10/31/21	0.385	22,066,990
14,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154%(1),(3)	(AA+, Aaa)	01/31/22	0.239	14,001,039
1,500	United States Treasury Note	(AA+, Aaa)	05/31/20	1.375	1,503,183
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $52,505,912)					52,591,813

TOTAL INVESTMENTS AT VALUE (94.3%) (Cost $343,433,375)					343,216,276

OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)					20,815,518

NET ASSETS (100.0%)					$364,031,794

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2020.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of March 31, 2020.
(3)	At March 31, 2020, $23,386,554 in the value of these securities has been pledged as collateral for open swap contracts.
(4)	At March 31, 2020, $1,001,950 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month
DLY = Daily
FCPR = Federal Reserve Bank Prime Loan Rate U.S.
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2020 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Soybean Futures	USD	May 2020	13	$575,900	$2,397
Soybean Meal Futures	USD	Mar 2021	223	6,596,340	(350,951)
Wheat Futures	USD	May 2020	19	540,313	(773)
					$(349,327)
Energy
Light Sweet Crude Oil Futures	USD	Nov 2020	31	1,020,210	$(128,153)
Light Sweet Crude Oil Futures	USD	Dec 2021	47	1,780,360	49,002
Natural Gas Futures	USD	May 2020	50	820,000	(112,696)
Natural Gas Futures	USD	Jan 2021	36	986,040	429
Natural Gas Futures	USD	Mar 2021	36	937,440	(934)
					$(192,352)
					$(541,679)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2020	(12)	(355,920)	$1,416
Gasoline RBOB Futures	USD	May 2020	(14)	(348,508)	14,133
Light Sweet Crude Oil Futures	USD	May 2020	(17)	(348,160)	(6,676)
Light Sweet Crude Oil Futures	USD	Sep 2020	(31)	(964,720)	(29,874)
Light Sweet Crude Oil Futures	USD	Mar 2021	(47)	(1,649,700)	(51,164)
Natural Gas Futures	USD	Nov 2020	(36)	(826,200)	(994)
Natural Gas Futures	USD	Apr 2021	(36)	(849,240)	954
					$(72,205)
Precious Metals
Silver Futures	USD	May 2020	(15)	(1,061,700)	$(1,842)
					$(74,047)
					$(615,726)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$8,584,952	04/23/20	Bank of America	Bloomberg Commodity Index Total Return	0.19%	At Maturity	$—	$(257,144)
USD	3,848,144	04/23/20	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.20%	At Maturity	—	(33,506)
USD	9,515,457	04/23/20	Bank of America	Bloomberg Commodity Index 3 Month Forward Total Return	0.20%	At Maturity	—	(112,980)
USD	44,886,216	04/23/20	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.34%	At Maturity	—	(877,277)
USD	26,682,444	04/23/20	CIBC	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	(799,268)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

March 31, 2020 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$50,538,580	04/23/20	Citigroup	Bloomberg Commodity Index Total Return	0.19%	At Maturity	$—	$(1,513,778)
USD	24,555,725	04/23/20	JP Morgan	Bloomberg Commodity Index Total Return	0.18%	At Maturity	—	(735,468)
USD	12,018,101	04/23/20	Macquarie	Bloomberg Commodity Index Total Return	0.17%	At Maturity	—	(253,431)
USD	43,918,210	04/23/20	Macquarie	Macquarie Commodity Customized Product 112T Index(b)	0.34%	At Maturity	—	(663,667)
USD	35,738,070	04/23/20	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	—	(607,665)
USD	5,303,226	04/23/20	RBC Capital	Bloomberg Commodity Index Total Return	0.20%	At Maturity	—	(158,857)
USD	10,503,518	04/23/20	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	0.26%	At Maturity	—	(178,675)
USD	26,545,250	04/23/20	Societe Generale	Bloomberg Commodity Index Total Return	0.19%	At Maturity	—	(795,108)
USD	5,371,008	04/23/20	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	0.22%	At Maturity	—	(91,325)
USD	41,854,954	04/23/20	Societe Generale	Societe Generale P04 TR Index(c)	0.34%	At Maturity	—	(491,671)
USD	31,489,441	04/23/20	UBS	Bloomberg Commodity Index Total Return	0.19%	At Maturity	—	(944,723)
								$(8,514,543)

Commodity Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$(6,960,945)	02/19/21	Bank of America	Return on Soybean Meal Mar 2021 Futures	—	At Maturity	$—	$364,605

(a) The index constituents are available on the counterparty's website.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/20 Value(1)
COMEX Gold JUN 20 Futures	17.71%	47.99	7,662,474
NYMEX Nat Gas SEP 20 Futures	7.98%	172.02	3,450,652
COMEX High Grade Copper JUL 20 Futures	6.88%	53.30	2,976,149
CBOT Soybeans JUL 20 Futures	6.59%	64.13	2,852,140
CBOT Corn JUL 20 Futures	6.39%	159.88	2,765,990
NYMEX WTI Crude Oil NOV 20 Futures	4.81%	63.18	2,079,231
COMEX Silver JUL 20 Futures	4.35%	26.53	1,882,543
ICE Brent Crude Oil SEP 20 Futures	4.32%	54.71	1,867,400
LME Aluminium JUN 20 Futures	4.30%	48.83	1,858,452
CBOT Soy Meal JUL 20 Futures	4.27%	57.98	1,848,917
CME Live Cattle JUN 20 Futures	3.90%	45.84	1,688,171
CBOT Wheat JUL 20 Futures	3.77%	57.99	1,631,089
LME Zinc DEC 20 Futures	3.32%	29.89	1,434,720
NYBOT Coffee JUL 20 Futures	3.30%	31.62	1,427,125
NYBOT Sugar JUL 20 Futures	2.93%	107.67	1,266,213
CBOT Bean Oil JUL 20 Futures	2.85%	75.03	1,231,697
LME Nickel JUN 20 Futures	2.69%	16.90	1,163,702
CME Lean Hogs JUN 20 Futures	2.16%	38.79	935,948
KCBOT Kansas Wheat MAY 20 Futures	1.89%	33.11	816,251
ICE Gas Oil SEP 20 Futures	1.65%	21.60	711,822
NYMEX Heating Oil SEP 20 Futures	1.42%	13.18	613,530
NYBOT Cotton JUL 20 Futures	1.31%	22.34	568,461
NYMEX Unleaded Gasoline MAY 20 Futures	1.21%	21.06	524,146

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of March 31, 2020.

(c) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	3/31/20 Value(1)
COMEX Gold JUN 20 Futures	17.03%	44.12	7,044,517
NYMEX Nat Gas SEP 20 Futures	8.26%	170.29	3,415,950
COMEX High Grade Copper DEC 20 Futures	7.31%	53.87	3,024,634
CBOT Corn SEP 20 Futures	6.42%	151.77	2,654,000
CBOT Soybeans NOV 20 Futures	6.21%	58.55	2,568,788
NYMEX WTI Crude Oil NOV 20 Futures	5.61%	70.56	2,322,250
ICE Brent Crude Oil SEP 20 Futures	4.77%	57.78	1,971,886
COMEX Silver JUL 20 Futures	4.53%	26.40	1,873,436
LME Aluminium SEP 20 Futures	4.18%	44.75	1,728,658
CBOT Soy Meal DEC 20 Futures	3.99%	53.52	1,650,477
CME Live Cattle AUG 20 Futures	3.73%	41.24	1,544,168
CBOT Wheat JUL 20 Futures	3.54%	52.11	1,465,574
LME Zinc SEP 20 Futures	3.33%	28.83	1,377,879
NYBOT Coffee DEC 20 Futures	3.06%	27.64	1,267,020
NYBOT Sugar JUL 20 Futures	2.91%	102.46	1,204,972
CBOT Bean Oil JUL 20 Futures	2.72%	68.54	1,125,137
LME Nickel SEP 20 Futures	2.69%	16.09	1,114,382
CME Lean Hogs JUN 20 Futures	2.01%	34.53	833,098
ICE Gas Oil SEP 20 Futures	1.75%	21.91	721,825
KCBOT Kansas Wheat MAY 20 Futures	1.71%	28.75	708,588
NYMEX Heating Oil SEP 20 Futures	1.46%	12.99	604,761
NYMEX Unleaded Gasoline JUL 20 Futures	1.41%	19.41	584,079
NYBOT Cotton DEC 20 Futures	1.34%	20.68	552,227

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of March 31, 2020.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$290,624,463	$—	$290,624,463
United States Treasury Obligations	—	52,591,813	—	52,591,813
	$—	$343,216,276	$—	$343,216,276
Other Financial Instruments*
Futures Contracts	$68,331	$—	$—	$68,331
Swap Contracts**	—	364,605	—	364,605

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$684,057	$—	$—	$684,057
Swap Contracts**	—	8,514,543	—	8,514,543

*	Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended March 31, 2020, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.